Note 19 - Variable Interest Entities	12 Months Ended
Oct. 31, 2011
Variable Interest Entities Disclosure [Text Block]
19. Variable Interest Entities

The Company enters into land and lot option purchase contracts to procure land or lots for the construction of homes. Under these contracts, the Company will fund a stated deposit in consideration for the right, but not the obligation, to purchase land or lots at a future point in time with predetermined terms. Under the terms of the option purchase contracts, many of the option deposits are not refundable at the Company's discretion.

Certain option purchase contracts result in the creation of a variable interest in the entity that owns the land parcel under option. In June 2009, the Financial Accounting Standards Board revised its guidance regarding the determination of a primary beneficiary of a variable interest entity.  The revisions were effective for the Company as of November 1, 2010 and amend the existing quantitative guidance used in determining the primary beneficiary of a variable interest entity by requiring entities to qualitatively assess whether an enterprise is a primary beneficiary, based on whether the entity has (i) power to direct the significant activities of the entity and (ii) an obligation to absorb losses or the right to receive benefits that could be potentially significant to the entity. The revised guidance also increased the required disclosures about a reporting entity's involvement with variable interest entities. The Company has determined it did not have the power to direct the activities that most significantly impact such entities' economic performance; therefore, all of the variable interest entities that were previously reported as consolidated inventory not owned on the Company's balance sheets were deconsolidated which reduced, as of November 1, 2010, both Consolidated inventory not owned and Liabilities from inventory not owned by $32.7 million.

We will continue to secure land and lots using options, some of which are with variable interest entities. Including deposits on our unconsolidated variable interest entities, at October 31, 2011, we had total cash and letters of credit deposits amounting to approximately $21.4 million to purchase land and lots with a total purchase price of $597.9 million.  The maximum exposure to loss with respect to our land and lot options is limited to the deposits, although some deposits are refundable at our request or refundable if certain conditions are not met.